Note 2 - Significant Accounting Policies (Details Textual)		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018
Ship Owning Crew Contract Term		270 days
Number of Reportable Segments		1
Minimum [Member] | Vessels [Member]
Property, Plant and Equipment, Useful Life		25 years
Maximum [Member]
Voyage Charter Revenues, Percentage of Total Revenues	3.00%